Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Liabilities Measured at Fair Value on a Recurring Basis

The following tables presents information about the Company’s financial liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of September 27, 2020, Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$138	$138
Contingent consideration, non-current	—	—	32	32
Total	$—	$—	$170	$170

	Fair Value Measurements as of December 29, 2019, Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$270	$270
Contingent consideration, non-current	—	—	382	382
Total	$—	$—	$652	$652

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of December 30, 2018 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$390	$390
Contingent consideration, net of current portion	—	—	601	601

Total	$—	$—	$991	$991

	Fair Value Measurements as of December 29, 2019 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$270	$270
Contingent consideration, net of current portion	—	—	382	382

Total	$—	$—	$652	$652

Schedule of Unobservable Inputs and Valuation of Contingent Consideration

The following table presents the unobservable inputs incorporated into the valuation of contingent consideration:

Unobservable Input	September 27, 2020
Dozens of eggs supplied	2,546,982
Royalty rate per dozen eggs	$0.07
Estimated royalty income	$178
Discount interval (in years)	1.6

The following table presents the unobservable inputs incorporated into the valuation of contingent consideration:

Unobservable Input	December 30, 2018	December 29, 2019
Dozens of eggs supplied	16,151,149	10,367,830
Royalty rate per dozen eggs	$0.07	$0.07
Estimated royalty income	$1,131	$726
Discount interval (years)	5.0	4.0

Rollforward of Aggregate Fair Value of Contingent Consideration

The following table provides a rollforward of the aggregate fair value of the Company’s contingent consideration, for which fair value is determined using Level 3 inputs:

Balance as of December 29, 2019	$652
Payment of contingent consideration	(47)
Change in fair value	(23)
Balance as of March 29, 2020	$582
Payment of contingent consideration	(42)
Change in fair value	(327)
Balance as of June 28, 2020	$213
Payment of contingent consideration	(51)
Change in fair value	8
Balance as of September 27, 2020	$170

The following table provides a rollforward of the aggregate fair value of the Company’s contingent consideration, for which fair value is determined using Level 3 inputs:

Balance as of December 31, 2017	$1,393
Payment of contingent consideration	(494)
Change in fair value	92

Balance as of December 30, 2018	$991

Payment of contingent consideration	(409)
Change in fair value	70

Balance as of December 29, 2019	$652